Fair Value Measurements - Fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Fair Value Measurements
Investment in convertible bonds	¥ 1,450,333	¥ 0	$ 213,611
Impairment charge	0	0
Non-recurring
Fair Value Measurements
Liabilities fair value	0	0
Assets fair value	0	0
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring | Short-term investments
Fair Value Measurements
Assets fair value		11,925
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring | Marketable equity securities
Fair Value Measurements
Assets fair value		11,925
Significant Other Observable Inputs (Level 2) | Recurring
Fair Value Measurements
Assets fair value	988,499
Significant Other Observable Inputs (Level 2) | Recurring | Short-term investments
Fair Value Measurements
Assets fair value		795,849
Significant Other Observable Inputs (Level 2) | Recurring | Trading debt securities
Fair Value Measurements
Assets fair value	988,499	¥ 795,849
Unobservable Inputs (Level 3) | Recurring
Fair Value Measurements
Assets fair value	1,450,333
Unobservable Inputs (Level 3) | Recurring | Other non-current assets
Fair Value Measurements
Investment in convertible bonds	¥ 1,450,333